Annual Fund Operating Expenses - NYLI PineStone U.S. Equity Fund - Class P	Oct. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.61%